Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net (loss)/ income	$ 3,491	$ (7,733)	$ (4,249)	$ (10,990)
Foreign currency translation loss	(11)	18	(91)	(30)
Total Comprehensive (loss)/ income:	3,480	(7,715)	(4,340)	(11,020)
Stockholders of Navigator Holdings Ltd.:	2,997	(7,715)	(5,245)	(11,020)
Non-controlling interest	483		905
Total Comprehensive Income / (loss):	$ 3,480	$ (7,715)	$ (4,340)	$ (11,020)